Document and Entity Information	Nov. 29, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	CENTRAL GARDEN & PET CO
Amendment Flag	true
Entity Central Index Key	0000887733
Document Type	8-K/A
Document Period End Date	Nov. 29, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-33268
Entity Tax Identification Number	68-0275553
Entity Address, Address Line One	1340 Treat Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94597
City Area Code	(925)
Local Phone Number	948-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment is related to the 8-K filed on 4/21/22.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	CENT
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	CENTA
Security Exchange Name	NASDAQ